UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Reports to Stockholders.

Vert Global Sustainable Real Estate Fund

Semi-Annual Report
December 31, 2017

Vert Global Sustainable Real Estate Fund

Table of Contents

Portfolio Characteristics	3
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	11
Notes to the Financial Statements	12
Expense Example	20
Notice to Shareholders	22
Approval of Investment Advisory and Sub-Advisory Agreement	23

Vert Global Sustainable Real Estate Fund

PORTFOLIO CHARACTERISTICS
at December 31, 2017 (Unaudited)

Percentages represent market value as a percentage of net assets.

Country Allocation *

*	Percentages shown relate to the Fund’s total market value of investments as of December 31, 2017.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS
at December 31, 2017 (Unaudited)

	Number of
REITS – 94.2%	Shares	Value

REAL ESTATE – 94.2%

Diversified REITs – 10.9%
American Assets Trust, Inc.	257	$9,828
Cofinimmo SA (c)	149	19,621
Empire State Realty Trust, Inc.	1,024	21,023
Fonciere Des Regions (c)	167	18,906
Forest City Realty Trust, Inc.	1,538	37,066
Gecina SA (c)	284	52,442
Growthpoint Properties Australia Ltd. (c)	1,838	4,882
Hulic REIT, Inc. (c)	7	10,189
ICADE SA (c)	256	25,166
Kenedix Office Investment Corp. (c)	3	17,040
Land Securities Group PLC (c)	4,546	61,765
LondonMetric Property PLC (c)	4,260	10,698
Mirvac Group (c)	24,408	44,637
Schroder Real Estate Investment Trust Ltd. (c)	6,283	5,132
Sekisui House Residential Investment Corp. (c)	5	4,995
Stockland (c)	14,079	49,112
The GPT Group (c)	8,806	35,029
Tokyu REIT, Inc. (c)	10	12,425
Washington Real Estate Investment Trust	479	14,906
		454,862

Health Care REITs – 7.5%
Ventas, Inc.	2,591	155,486
Welltower, Inc.	2,506	159,807
		315,293

Hotel & Resort REITs – 3.8%
Chesapeake Lodging Trust	356	9,644
DiamondRock Hospitality Co.	1,822	20,570
Hersha Hospitality Trust	600	10,440
Host Hotels & Resorts, Inc.	5,349	106,178
Pebblebrook Hotel Trust	300	11,151
		157,983

Industrial REITs – 7.3%
Industrial & Infrastructure Fund Investment Corp. (c)	4	17,182

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2017 (Unaudited)

	Number of
REITS – 94.2% (Continued)	Shares	Value

REAL ESTATE – 94.2% (Continued)

Industrial REITs – 7.3% (Continued)
Nippon Prologis REIT, Inc. (c)	16	$33,839
Prologis, Inc.	3,169	204,432
Segro PLC (c)	6,368	50,406
		305,859

Office REITs – 18.3%
Allied Properties Real Estate Investment Trust (c)	400	13,391
Alstria Office REIT-AG (c)	483	7,464
Befimmo SA (c)	161	10,345
Boston Properties, Inc.	1,137	147,844
Brandywine Realty Trust	1,067	19,409
CapitaLand Commercial Trust (c)	20,300	29,240
Columbia Property Trust, Inc.	600	13,770
Corporate Office Properties Trust	656	19,155
Cousins Properties, Inc.	3,455	31,959
Cromwell Property Group (c)	6,343	4,993
Derwent London PLC (c)	799	33,636
Dexus Property Group (c)	6,128	46,503
Douglas Emmett, Inc.	1,095	44,961
Dream Office Real Estate Investment Trust (c)	100	1,763
Equity Commonwealth (a)	954	29,107
Franklin Street Properties Corp.	931	9,999
Government Properties Income Trust	547	10,141
Great Portland Estates PLC (c)	1,582	14,682
Hudson Pacific Properties, Inc.	1,215	41,614
Ichigo Office REIT Investment Corp. (c)	7	4,802
Investa Office Fund (c)	4,724	16,715
Japan Excellent, Inc. (c)	10	11,635
Keppel REIT (c)	10,800	10,175
Kilroy Realty Corp.	684	51,061
Mori Hills REIT Investment Corp. (c)	8	9,670
Piedmont Office Realty Trust, Inc.	1,073	21,041
Vornado Realty Trust	1,280	100,070
Workspace Group PLC (c)	794	10,742
		765,887

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2017 (Unaudited)

	Number of
REITS – 94.2% (Continued)	Shares	Value

REAL ESTATE – 94.2% (Continued)

Residential REITs – 11.6%
AvalonBay Communities, Inc.	983	$175,377
Education Realty Trust, Inc.	463	16,168
Equity LifeStyle Properties, Inc.	627	55,815
Equity Residential	2,632	167,843
NexPoint Residential Trust, Inc.	70	1,956
Sun Communities, Inc.	543	50,379
The UNITE Group PLC (c)	1,188	12,912
UMH Properties, Inc.	134	1,997
		482,447

Retail REITs – 24.0%
Alexander’s, Inc.	24	9,500
Altarea (c)	21	5,242
CapitaLand Mall Trust (c)	20,000	31,819
Hammerson PLC (c)	3,965	29,253
Kenedix Retail REIT Corp. (c)	2	4,131
Kimco Realty Corp.	2,800	50,820
Klepierre SA (c)	1,145	50,328
Mercialys SA (c)	420	9,288
Regency Centers Corp.	1,045	72,293
Scentre Group (c)	28,607	93,315
Shaftesbury PLC (c)	1,149	16,196
Simon Property Group, Inc.	1,215	208,664
Taubman Centers, Inc.	371	24,275
The British Land Co. PLC (c)	6,026	56,122
The Macerich Co.	819	53,792
Unibail-Rodamco SE (c)	587	147,719
Vastned Retail NV (c)	212	10,505
Vicinity Centres (c)	16,838	35,665
Wereldhave NV (c)	210	10,068
Westfield Corp. (c)	11,418	84,358
		1,003,353

Specialized REITs – 10.8%
Big Yellow Group PLC (c)	1,137	13,348
CoreSite Realty Corp.	211	24,033

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2017 (Unaudited)

	Number of
REITS – 94.2% (Continued)	Shares	Value

REAL ESTATE – 94.2% (Continued)

Specialized REITs – 10.8% (Continued)
CyrusOne, Inc.	529	$31,491
Digital Realty Trust, Inc.	1,477	168,230
Equinix, Inc.	434	196,698
QTS Realty Trust, Inc.	298	16,140
		449,940

TOTAL REITS
(Cost $3,906,294)		3,935,624

SHORT-TERM INVESTMENTS – 0.8%

MONEY MARKET FUNDS – 0.8%
Invesco STIT-Government & Agency Portfolio –
Class I, 1.18% (b)	34,633	34,633
TOTAL SHORT-TERM INVESTMENTS
(Cost $34,633)		34,633
TOTAL INVESTMENTS
(Cost $3,940,927) – 95.0%		3,970,257
Other Assets in Excess of Liabilities – 5.0%		206,823
TOTAL NET ASSETS – 100.00%		$4,177,080

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of December 31, 2017.
(c)	U.S. traded security of a foreign issuer or corporation.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2017 (Unaudited)

Assets:
Investments, at value (cost of $3,940,927)	$3,970,257
Foreign currencies, at value (cost $7,525)	7,648
Receivables:
Fund shares sold	367,073
Dividends and interest	18,199
Advisor	18,851
Prepaid expenses	20,104
Total assets	4,402,132

Liabilities:
Payables:
Securities purchased	191,456
Administration and accounting fees	12,534
Reports to shareholders	1,671
Compliance expense	1,399
Custody fees	2,506
Trustee fees	1,588
Transfer agent fees and expenses	5,599
Other accrued expenses	8,299
Total liabilities	225,052

Net assets	$4,177,080

Net assets consist of:
Paid in capital	$4,140,900
Accumulated net investment loss	(2,940)
Accumulated net realized gain on investments	9,725
Net unrealized appreciation on:
Investments	29,330
Foreign currency related transactions	65
Net assets	$4,177,080

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$4,177,080
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	404,879
Net asset value, offering price and redemption price per share	$10.32

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2017* (Unaudited)

Investment income:
Dividends (net of foreign taxes withheld of $1,095)	$15,736
Interest	256
Total investment income	15,992

Expenses:
Investment advisory fees (Note 4)	1,739
Administration fees (Note 4)	12,534
Transfer agent fees and expenses	5,598
Federal and state registration fees	4,102
Audit fees	4,789
Compliance expense	2,791
Legal fees	2,006
Reports to shareholders	1,671
Trustees’ fees and expenses	1,588
Custody fees	2,591
Other	2,340
Total expenses before reimbursement from advisor	41,749
Expense reimbursement from advisor (Note 4)	(39,575)
Net expenses	2,174
Net investment income	13,818

Realized and unrealized gain on investments:
Net realized gain on transactions from:
Investments	9,398
Foreign currency related transactions	327
Net change in unrealized gain on:
Investments	29,330
Foreign currency related transactions	65
Net realized and unrealized gain on investments	39,120
Net increase in net assets resulting from operations	$52,938

*	The Vert Global Sustainable Real Estate Fund commenced operations on October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2017*
(Unaudited)
Operations:
Net investment income	$13,818
Net realized gain on investments	9,725
Net change in unrealized appreciation on investments	29,395
Net increase in net assets resulting from operations	52,938

Distributions to Shareholders From:
Net investment income
Institutional shares	(16,758)
Total distributions	(16,758)

Capital Share Transactions:
Proceeds from shares sold
Institutional shares	4,135,901
Proceeds from shares issued to holders in reinvestment of dividends
Institutional shares	16,019
Cost of shares redeemed
Institutional shares	(11,022)
Redemption fees retained
Institutional shares	2
Net increase in net assets from capital share transactions	4,140,900
Total increase in net assets	4,177,080

Net Assets:
Beginning of period	—
End of period	$4,177,080
Accumulated net investment loss	$(2,940)

Changes in Shares Outstanding:
Shares sold
Institutional shares	404,392
Poceeds from shares issued to holders in reinvestment of dividends
Institutional shares	1,561
Shares redeemed
Institutional shares	(1,074)
Net increase in shares outstanding	404,879

*	The Vert Global Sustainable Real Estate Fund commenced operations on October 31, 2017.

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Shares

	October 31, 2017
	through
	December 31, 2017*
	(Unaudited)
Net Asset Value – Beginning of Period	$10.00

Income from Investment Operations:
Net investment income[1]	0.05
Net realized and unrealized gain on investments	0.32
Total from investment operations	0.37

Less Distributions:
Dividends from net investment income	(0.05)
Total distributions	(0.05)

Redemption Fees	—	[2]

Net Asset Value – End of Period	$10.32

Total Return	3.69	%+^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$4,177
Ratio of operating expenses to average net assets:
Before Reimbursements	9.61	%+
After Reimbursements	0.50	%+
Ratio of net investment income/(loss) to average net assets:
Before Reimbursements	(5.93	)%+
After Reimbursements	3.18	%+
Portfolio turnover rate	11	%^

*	Commencement of operations for Institutional Shares was October 31, 2017.
+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method
[2]	Amount is less than $0.01

The accompanying notes are an integral part of these financial statements.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS
at December 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Vert Global Sustainable Real Estate Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment management company and was organized as a Delaware statutory trust on April 4, 2006. The Fund commenced operations on October 31, 2017 and only offers Institutional Shares. Vert Asset Management, LLC (the “Advisor”) serves as the investment advisor to the Fund. Dimensional Fund Advisors LP (the “Sub-Advisor”) serves as the sub-advisor to the Fund.  The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return.  The tax returns for the Fund for the prior three fiscal years, when applicable, are open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

The Fund distributes substantially all of its net investment income, if any, daily, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  The Fund charges a 1% redemption fee to most shareholders who redeem shares held for 180 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.	Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.

G.
Foreign Currency:  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation.  Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.  The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain/loss on investments.  Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of December 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

I.
Recent Accounting Pronouncements: In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of December 31, 2017, was comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Diversified REITs	$215,915	$238,947	$—	$454,862
Health Care REITs	315,293	—	—	315,293
Hotel & Resort REITs	157,983	—	—	157,983
Industrial REITs	255,453	50,406	—	305,859
Office REITs	646,290	119,597	—	765,887
Residential REITs	482,447	—	—	482,447
Retail REITs	446,045	557,308	—	1,003,353
Specialized REITs	449,940	—	—	449,940
Short-Term Investments	34,633	—	—	34,633
Total Investments in Securities	$3,003,999	$966,258	$—	$3,970,257

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers among levels are recognized at the end of the reporting period.  During the period ended December 31, 2017, the Fund recognized no transfers among levels.  There were no level 3 securities held in the Fund during the period ended December 31, 2017.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended December 31, 2017, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.40% for the Vert Global Sustainable Real Estate Fund based upon the average daily net assets of the Fund.  For the period ended December 31,

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

2017, the Fund incurred $1,739 in advisory fees.  The Advisor has hired Dimensional Fund Advisors LP as a sub-advisor to the Fund.  The Advisor pays the Sub-Advisor fee for the Fund from its own assets and these fees are not an additional expense of the Fund.

The Fund is responsible for its own operating expenses.  The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses [excluding Acquired Fund Fees and Expenses, taxes, brokerage commissions, interest and extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amount of the average daily net assets for the Institutional Shares:

Vert Global Sustainable Real Estate Fund
Institutional Shares	0.50%

For the period ended December 31, 2017, the Advisor reduced its fees and absorbed Fund expenses in the amount of $39,575 for the Fund. The waivers and reimbursements will remain in effect through at least September 20, 2020 unless terminated sooner by, or with the consent of, the Board.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the period ended December 31, 2017, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Administration & fund accounting	$12,534
Custody	$2,591
Transfer agency(a)	$4,094
Chief Compliance Officer	$2,791

(a) Does not include out-of-pocket expenses.

At December 31, 2017, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$12,534
Custody	$2,506
Transfer agency(a)	$4,094
Chief Compliance Officer	$1,399

(a) Does not include out-of-pocket expenses.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – SECURITIES TRANSACTIONS

For the period ended December 31, 2017, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Global Sustainable Real Estate Fund	$4,152,713	$251,624

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2017 was as follows:

Period Ended
December 31, 2017
Ordinary income	$16,758
Long-term capital gains	$—

NOTE 7 – PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Equity Market Risk: Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Foreign Securities and Currency Risk: Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Those risks are increased for investments in emerging markets. Securities that are denominated in foreign currencies are subject to further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.  Income earned on foreign securities may be subject to foreign withholding taxes.

Vert Global Sustainable Real Estate Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Advisor’s and Sub-Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

New Fund Risk:  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Real Estate Investment Risk: The risks related to investments in real estate securities include, but are not limited to, adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations, or interest rates; operating or developmental expenses and lack of available financing.

REIT Risk. A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.

Real Estate-Related Securities Concentration Risk.  The Fund could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Vert Global Sustainable Real Estate Fund

EXPENSE EXAMPLE
December 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from November 1, 2017 to December 31, 2017 for the Institutional Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vert Global Sustainable Real Estate Fund

EXPENSE EXAMPLE (Continued)
December 31, 2017 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	11/1/2017	12/31/2017	11/1/2017 – 12/31/2017
Actual
Institutional Shares	$1,000.00	$1,036.90	$0.85

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,007.52	$0.84

(1)	Expenses are equal to the Institutional Shares’ annualized expense ratio of 0.50% multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period).

Vert Global Sustainable Real Estate Fund

NOTICE TO SHAREHOLDERS
at December 31, 2017 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-844-740-VERT or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-844-740-VERT.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-844-740-VERT.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-740-VERT to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Vert Global Sustainable Real Estate Fund

APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENT

Approval of the Vert Global Sustainable Real Estate Fund’s Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board”) of Manager Directed Portfolios (the “Trust”) met on August 14, 2017 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Vert Global Sustainable Real Estate Fund (the “Fund”), a series of the Trust, and the Fund’s investment adviser, Vert Asset Management LLC (“Vert”), and the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between Vert and the Fund’s sub-adviser, Dimensional Fund Advisors LP (“DFA”).  Prior to the meeting on August 14, 2017, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement and the Sub-Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement and Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Board’s fiduciary obligations and the factors the Board should consider in considering the approval of the Advisory Agreement and the Sub-Advisory Agreement, detailed comparative information relating to the performance of the Fund, as well as the management fee and other expenses of the Fund, due diligence materials relating to Vert and DFA, including the current Form ADV for Vert and DFA, and other pertinent information.  Based on their evaluation of the information provided by Vert and DFA, the Trustees (including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement and Sub-Advisory Agreement, each for an initial two-year term.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement.

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by Vert to the Fund and the amount of time to be devoted each firm’s staff to the Fund’s operations.  The Trustees considered the specific responsibilities of Vert and DFA in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at Vert and DFA who would be involved in the day-to-day activities of the Fund, including Mr. Chi, Mr. Pu and Mr. Fogdall, each of DFA, who would serve as the portfolio managers of the Fund.  The Trustees reviewed the information provided by Vert and DFA in response to the due diligence questionnaires and other information provided by Vert and DFA, all of which was included in the August 14, 2017 meeting materials.  The Trustees also noted any services that extended beyond portfolio management, and considered the overall capability of Vert and DFA to manage the Fund’s assets.  The Trustees, in consultation with counsel to the Independent Trustees and the Trust’s CCO, reviewed the compliance programs maintained by Vert and DFA,

Vert Global Sustainable Real Estate Fund

APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENT (Continued)

including each firm’s code of ethics, and received an affirmation from the Trust’s CCO that the compliance programs were compliant with Rule 206(4)-7(a) promulgated under the Advisers Act.  The Trustees concluded that Vert and DFA had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to performing their duties under the Advisory Agreement and Sub-Advisory Agreement, respectively, and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE ADVISER AND THE SUB-ADVISER

In assessing the management services to be provided by Vert and DFA, the Trustees reviewed the investment management experience of Mr. Adams and Ms. Adams, who would determine the environmental, social and governmental (“ESG”) criteria and other guidelines for the Fund’s investment portfolio, and the portfolio management experience of Mr. Chi, Mr. Pu and Mr. Fogdall, who would serve as the portfolio managers of the Fund.  As part of their review, the Trustees noted Vert was a start-up firm, and had no performance or operating history.  With regard to DFA, the Trustees reviewed the performance of the DFA’s All Country Real Estate Equity strategy, a composite of other accounts managed by DFA with strategies similar to the investment strategy of the Fund.  The Trustees noted the accounts comprising the composite did not have the ESG sustainability criteria requirements that would be required as part of the investment portfolio guidelines of the Fund.  The Trustees noted the DFA composite had outperformed the S&P 500 Global REIT Index for the one-year, three-year, five-year and since inception periods ended December 31, 2016.

The Trustees concluded the performance obtained by DFA for accounts managed using strategies similar to the Fund was satisfactory.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from DFA’s portfolio management services.

3.	COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Trustees considered the cost of services and the proposed management fee to be paid to Vert by the Fund, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees considered the cost structure of the Fund relative to a peer group of U.S. open-end global real estate funds with assets in the $10-$500 million range, as compiled by Morningstar (the “Morningstar Peer Group”).  In reviewing the Fund’s advisory fee and total expense structure, the Trustees took into account the Fund’s sub-advised structure, noting that Vert would pay DFA’s sub-advisory fees out of its own management fees, and that the Fund was not directly responsible for payment of any sub-advisory fees.

The Trustees also considered Vert’s financial information.  The Trustees also examined the level of profits anticipated from the fees payable under the Advisory Agreement,

Vert Global Sustainable Real Estate Fund

APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENT (Continued)

noting Vert did not expect the Fund to be profitable to Vert in its first year of operation.  These considerations were based on materials requested by the Trustees and the Trust’s administrator specifically for the Meeting, as well as the presentations made by the Vert during the Meeting.

The Trustees considered data relating to the cost structure of the Fund relative to the Morningstar Peer Group, which had been included in the Meeting materials.  The Board considered the Fund’s proposed management fee of 0.40% of the average annual net assets of the Fund, noting the fee fell at the bottom of the first quartile for the Morningstar Peer Group, below the Morningstar Peer Group average fee of 0.84%, which fell at the top of the second quartile.  The Board further noted the proposed management fee for the Fund was the lowest of the Morningstar Peer Group.  The Board also noted that Vert proposed to contractually waive its management fees and/or reimburse the Fund’s expenses to ensure that the Fund’s total annual operating expenses do not exceed 0.50% of the average annual net assets of the Fund for at least the first three years of the Fund’s operation.  The Trustees noted the Fund’s net expense ratio of 0.50% fell at the bottom of the first quartile, as the lowest expense ratio of the Morningstar Peer Group, below the Morningstar Peer Group average of 1.05%, which fell at the top of the second quartile.  The Trustees noted that the Fund was Vert’s only client, and therefore there were no relevant comparisons to fees paid by other comparable accounts.

The Trustees concluded the Fund’s expenses and the management fees to paid to Vert under the Advisory Agreement were fair and reasonable in light of the comparative expense and management fee information.  The Trustees further concluded, based on the pro forma profitability analysis prepared by Vert, that while Vert did not expect to realize profits in connection with its management of the Fund during its initial year of operation, Vert had sufficient financial resources to support its services to the Fund, despite anticipated subsidies necessary to support certain of the Fund’s operations.

The Trustees reviewed and considered the sub-advisory fees to be payable by Vert to DFA under the Sub-Advisory Agreement.  The Trustees noted Vert had confirmed to the Trustees that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the quality of the services to be performed by DFA.  Since the sub-advisory fees are paid by Vert, the overall advisory fee paid by the Fund would not be directly affected by the sub-advisory fees paid to DFA.  Consequently, the Trustees did not consider the costs of services provided by DFA or the profitability of DFA’s relationship with the Fund to be material factors for consideration given that DFA is not affiliated with Vert and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis.  Based on all these factors, the Trustees concluded that the sub-advisory fees to be paid to DFA by Vert were reasonable in light of the services to be provided by DFA.

Vert Global Sustainable Real Estate Fund

APPROVAL OF INVESTMENT ADVISORY AND
SUB-ADVISORY AGREEMENT (Continued)

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s proposed expenses relative to the Morningstar Peer Group and discussed potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale would be shared with shareholders).  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, and that the possibility of incorporating breakpoints could be reviewed in the future should assets grow significantly, but that the advisory fee was already set at a very low level.  The Trustees concluded that the proposed fee structure was reasonable.

Since the sub-advisory fees payable to DFA would not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.	BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by Vert and DFA from each firm’s association with the Fund.  Based on the information presented, the Trustees did not consider any ancillary benefits to Vert or DFA serving as adviser and sub-adviser to the Fund, respectively, to be relevant factors.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the approval of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement and Sub-Advisory Agreement, each for an initial two-year term as being in the best interests of the Fund and its shareholders.

(This Page Intentionally Left Blank.)

Investment Advisor
Vert Asset Management, LLC
85 Liberty Ship Way, Suite 201
Sausalito, CA 94965

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(844) 740-VERT

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*   /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date 3/6/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date 3/6/2018

By (Signature and Title)*   /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date 3/6/2018

* Print the name and title of each signing officer under his or her signature.